Income Taxes (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Deferred compensation	$ 13.7	$ 9.8
Employee benefits	5.8	7.8
Legal reserves and settlements	5.1	5.3
Hedge investments	0.2	0.7
Financing related costs	4.1	3.6
Loss and credit carryforwards	96.2	110.7
Other	7.8	8.6
Gross deferred income tax assets	132.9	146.5
Valuation allowance	(46.7)	(42.1)
Total deferred income tax assets, net	86.2	104.4
Deferred income tax liabilities:
Depreciation and amortization	(606.2)	(663.3)
Investments in affiliated companies	(14.9)	(15.0)
Taxes on undistributed foreign earnings	(49.8)	(50.4)
Other	(3.7)	(1.3)
Total deferred income tax liability	(674.6)	(730.0)
Net deferred income tax liability	$ (588.4)	$ (625.6)